Stock Option Activity and Related Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year		12,928
Options, Granted		2,425
Options, Exercised		(2,614)
Options, Outstanding at December 31, 2015	[1]	12,739
Options, Exercisable at December 31, 2015		7,798
Weighted average exercise price, Outstanding at beginning of year		$ 47.72
Weighted average exercise price, Granted		82.90
Weighted average exercise price, Exercised		31.74
Weighted average exercise price, Outstanding at December 31, 2015		57.69
Weighted average exercise price, Exercisable at December 31, 2015		$ 50.82
Aggregate intrinsic value, Outstanding		$ 305,810	$ 398,893
Aggregate intrinsic value, Exercisable as of December 31, 2015		$ 239,202

[1]	As of December 31, 2015 , approximately 12.6 million options are vested and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.